Interest Expense, Net	12 Months Ended
Apr. 29, 2011
Interest Expense Net [Abstract]
Interest Expense, Net

10. Interest Expense, Net

Interest income and interest expense for fiscal years 2011, 2010, and 2009 are as follows:

	Fiscal Year
(in millions)	2011	2010	2009
Interest income	$(172)	$(156)	$(188)
Interest expense	450	402	371
Interest expense, net	$278	$246	$183

Interest income includes interest earned on the Company's cash and cash equivalents, short- and long-term investments, the net realized and unrealized gain or loss on trading securities, changes in the fair value of interest rate derivative instruments, and the net realized gain or loss on the sale or impairment of available-for-sale debt securities. See Note 5 for further discussion of these items.

Interest expense includes the expense associated with the interest that the Company pays on its outstanding borrowings, including short- and long-term instruments, changes in the fair value of interest rate derivative instruments, and the amortization of debt issuance costs and debt discounts.